PROSPECTUS SUPPLEMENT TO

                            VAN ECK FUNDS PROSPECTUS

                               DATED MAY 1, 20000


EFFECTIVE APRIL 16, 2001

The Class A shares of the Van Eck Natural Resources Fund are closed to investments.

                   PROSPECTUS SUPPLEMENT DATED APRIL 4, 2001


                                                                        #518 051